Condensed Interim Balance Sheets ₪ in Thousands, $ in Thousands		Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Sep. 30, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 24,774		₪ 72,467	₪ 75,247
Other receivables | ₪		2,930		656	1,887
Current assets | ₪		27,704		73,123	77,134
LONG-TERM ASSETS:
Property, plant and equipment | ₪		39,889		34,981	34,324
Right-of-use assets | ₪		6,433		7,136	7,371
Other long-term assets | ₪		891		510	507
Non-current assets | ₪		47,213		42,627	42,202
Total assets | ₪		74,917		115,750	119,336
CURRENT LIABILITIES:
Trade payables | ₪		8,213		17,062	1,552
Operating lease liabilities | ₪		653		694	697
Other payables | ₪		2,289		1,203	820
Current liabilities | ₪		11,155		18,959	3,069
LONG-TERM LIABILITIES:
Liability in respect of government grants | ₪				14,812	14,454
Operating lease liabilities | ₪		6,268		6,809	6,898
Loan from others | ₪		59,242		123,780	108,353
Warrants | ₪				16,354	6,908
Severance pay liability, net | ₪		93		89	87
Long-term liabilities | ₪		65,603		161,844	136,700
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 600,000,000 shares at September 30, 2020 and 2019 (unaudited) and December 31, 2019; Issued and outstanding: 461,451,767, 460,822,640 and 402,351,657 shares at September 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively | ₪	[1]
Share premium | ₪		308,855		255,285	256,889
Accumulated deficit | ₪		(310,696)		(320,338)	(277,322)
Equity | ₪		(1,841)		(65,053)	(20,433)
Equity and liabilities | ₪		₪ 74,917		₪ 115,750	₪ 119,336
USD
CURRENT ASSETS:
Cash and cash equivalents | $			$ 7,200
Other receivables | $			851
Current assets | $			8,051
LONG-TERM ASSETS:
Property, plant and equipment | $			11,592
Right-of-use assets | $			1,870
Other long-term assets | $			259
Non-current assets | $			13,721
Total assets | $			21,772
CURRENT LIABILITIES:
Trade payables | $			2,387
Operating lease liabilities | $			190
Other payables | $			665
Current liabilities | $			3,242
LONG-TERM LIABILITIES:
Liability in respect of government grants | $
Operating lease liabilities | $			1,821
Loan from others | $			17,217
Warrants | $
Severance pay liability, net | $			27
Long-term liabilities | $			19,065
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 600,000,000 shares at September 30, 2020 and 2019 (unaudited) and December 31, 2019; Issued and outstanding: 461,451,767, 460,822,640 and 402,351,657 shares at September 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively | $	[1]
Share premium | $			89,757
Accumulated deficit | $			(90,292)
Equity | $			(535)
Equity and liabilities | $			$ 21,772

[1]	Represents less than NIS\USD 1.